Organization and Nature of Operations (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Nature of Operations [Abstarct]
Schedule of Company’s Major Subsidiaries	The Company’s major subsidiaries are as follows:
Name of subsidiaries	Date of incorporation	Place of incorporation	Ownership percentage	Principal activities
Zhejiang Haowei Technology Co., Ltd. (“Zhejiang Haowei”)	July 16, 2019	Hangzhou, China	100%	Research and development
Zhejiang Nanomicro Technology Co., Ltd. (“Zhejiang Nanomicro”)	July 16, 2019	Hangzhou, China	100%	Research and development
Zhejiang NanoBlock Technology Co., Ltd.	July 16, 2019	Hangzhou, China	100%	Research and development
Zhejiang Ipollo Technology Co., Ltd.	August 18, 2020	Hangzhou, China	100%	Distribution of products
Nano Labs HK Limited	September 8, 2020	Hong Kong	100%	Investment
Nano Labs Inc	December 22, 2020	BVI	100%	Investment
Ipollo Tech Inc	June 29, 2021	BVI	100%	Investment
Nano Technology HK Limited	July 7, 2021	Hong Kong	100%	Investment
Ipollo HK Limited	July 7, 2021	Hong Kong	100%	Distribution of products
Zhejiang Metaverse Technology Co., Ltd.	August 12, 2021	Hangzhou, China	100%	Investment
Ipollo Tech Ltd	October 27, 2021	Cayman	100%	Investment
Haowei Technology (Shaoxing) Co., Ltd.	November 3, 2021	Shaoxing, China	100%	Investment
Shenzhen Matamata Technology Co., Ltd.	November 17, 2021	Shenzhen, China	100%	Distribution of products
Nano bit HK Limited (formerly Tsuki HK Limited）	November 18, 2021	Hong Kong	100%	Investment
Nano Dstock Inc (formerly Tsuki Inc)	January 7, 2022	United States	100%	Distribution of products
Metaski (Shaoxing) Technology Co., Ltd.	January 13, 2022	Shaoxing, China	100%	Distribution of products
Haoweiverse (Shaoxing) Technology Co., Ltd. (“Haoweiverse”)	January 13, 2022	Shaoxing, China	65%	Plant and distribution of products
Metameta (Shaoxing) Technology Co., Ltd.	January 25, 2022	Shaoxing, China	100%	Distribution of products
Ipolloverse HK Limited	May 18, 2022	Hong Kong	70%	Research and development
Metaverse (Shaoxing) Technology Co., Ltd.	May 20, 2022	Shaoxing, China	100%	Distribution of products
Ipolloverse Cayman Ltd	May 27, 2022	Cayman	70%	Investment
Ipolloverse Tech Inc	May 30, 2022	BVI	70%	Investment
Hangzhou Meta Technology Co., Ltd.	October 21, 2022	Hangzhou, China	100%	Distribution of products
Zhejiang Boluoyuanzhua Technology Co., Ltd	March 14, 2023	Hangzhou, China	100%	Distribution of products